GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
GOODWILL
Schedule of changes in the carrying amount of goodwill

	For the years ended December 31,
	2021	2022
	RMB	RMB	US$
Balance as of January 1	994,993	1,339,657	194,232
Additions	344,664	24,534	3,557
Balance as of December 31	1,339,657	1,364,191	197,789